Insurance and Reinsurance contract Assets and Liabilities - Reinsurance Contracts Held in Analysis by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	$ 59,015
Opening reinsurance contract held liabilities, beginning balance	(2,669)
Amounts recoverable from reinsurers
Net expenses from reinsurance contracts	(1,271)	$ (769)
Effect of changes in non-performance risk of reinsurers	(12)	57
Cash flows
Closing reinsurance contract held assets, ending balance	60,881	59,015
Reinsurance contracts held that are liabilities	(3,273)	(2,669)
Reinsurance contracts held
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	59,015	42,651
Opening reinsurance contract held liabilities, beginning balance	(2,669)	(2,831)
Net opening balance, beginning balance	56,346	39,820
Changes in income and OCI
Allocation of reinsurance premium paid	(8,451)	(7,709)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	6,979	6,578
Recoveries and reversals of recoveries of losses on onerous underlying contracts	187	372
Adjustments to assets for incurred claims	14	(10)
Insurance service result	(1,271)	(769)
Investment components and premium refunds	0	0
Net expenses from reinsurance contracts	(1,271)	(769)
Net finance (income) expenses from reinsurance contracts	2,755	(1,836)
Effect of changes in non-performance risk of reinsurers	12	(58)
Effects of movements in foreign exchange rates	(2,993)	4,632
Contracts measured under PAA	0	0
Total changes in income and OCI	(1,497)	1,969
Cash flows
Premiums paid(1)	11,915	23,130
Amounts received	(9,156)	(8,573)
Total cash flows	2,759	14,557
Net closing balance, ending balance	57,608	56,346
Closing reinsurance contract held assets, ending balance	60,881	59,015
Reinsurance contracts held that are liabilities	(3,273)	(2,669)
Reinsurance contract held assets from reinsurance transactions	5,200	18,600
Reinsurance contracts held | Liabilities for remaining coverage, excluding loss component
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	50,723	35,079
Opening reinsurance contract held liabilities, beginning balance	(2,692)	(2,634)
Net opening balance, beginning balance	48,031	32,445
Changes in income and OCI
Allocation of reinsurance premium paid	(8,451)	(7,709)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	0	0
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Adjustments to assets for incurred claims	0	0
Insurance service result	(8,451)	(7,709)
Investment components and premium refunds	(1,815)	1,939
Net expenses from reinsurance contracts	(10,266)	(9,648)
Net finance (income) expenses from reinsurance contracts	2,912	(1,859)
Effect of changes in non-performance risk of reinsurers	12	(58)
Effects of movements in foreign exchange rates	(2,650)	4,021
Contracts measured under PAA	0	0
Total changes in income and OCI	(9,992)	(7,544)
Cash flows
Premiums paid(1)	11,915	23,130
Amounts received	0	0
Total cash flows	11,915	23,130
Net closing balance, ending balance	49,954	48,031
Closing reinsurance contract held assets, ending balance	53,327	50,723
Reinsurance contracts held that are liabilities	(3,373)	(2,692)
Reinsurance contracts held | Liabilities for remaining coverage, loss component
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	631	246
Opening reinsurance contract held liabilities, beginning balance	5	2
Net opening balance, beginning balance	636	248
Changes in income and OCI
Allocation of reinsurance premium paid	0	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	(41)	(32)
Recoveries and reversals of recoveries of losses on onerous underlying contracts	187	372
Adjustments to assets for incurred claims	0	0
Insurance service result	146	340
Investment components and premium refunds	0	0
Net expenses from reinsurance contracts	146	340
Net finance (income) expenses from reinsurance contracts	22	12
Effect of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	(31)	36
Contracts measured under PAA	0	0
Total changes in income and OCI	137	388
Cash flows
Premiums paid(1)	0	0
Amounts received	0	0
Total cash flows	0	0
Net closing balance, ending balance	773	636
Closing reinsurance contract held assets, ending balance	765	631
Reinsurance contracts held that are liabilities	8	5
Reinsurance contracts held | Liabilities for incurred claims | Products not under PAA
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	7,395	7,035
Opening reinsurance contract held liabilities, beginning balance	44	(136)
Net opening balance, beginning balance	7,439	6,899
Changes in income and OCI
Allocation of reinsurance premium paid	0	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	6,397	6,002
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Adjustments to assets for incurred claims	31	11
Insurance service result	6,428	6,013
Investment components and premium refunds	1,815	(1,939)
Net expenses from reinsurance contracts	8,243	7,952
Net finance (income) expenses from reinsurance contracts	(183)	4
Effect of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	(312)	575
Contracts measured under PAA	0	0
Total changes in income and OCI	7,748	8,531
Cash flows
Premiums paid(1)	0	0
Amounts received	(8,538)	(7,991)
Total cash flows	(8,538)	(7,991)
Net closing balance, ending balance	6,649	7,439
Closing reinsurance contract held assets, ending balance	6,522	7,395
Reinsurance contracts held that are liabilities	127	44
Reinsurance contracts held | Liabilities for incurred claims | PAA | Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	252	275
Opening reinsurance contract held liabilities, beginning balance	(26)	(63)
Net opening balance, beginning balance	226	212
Changes in income and OCI
Allocation of reinsurance premium paid	0	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	623	607
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Adjustments to assets for incurred claims	(16)	(14)
Insurance service result	607	593
Investment components and premium refunds	0	0
Net expenses from reinsurance contracts	607	593
Net finance (income) expenses from reinsurance contracts	3	3
Effect of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	0	0
Contracts measured under PAA	0	0
Total changes in income and OCI	610	596
Cash flows
Premiums paid(1)	0	0
Amounts received	(618)	(582)
Total cash flows	(618)	(582)
Net closing balance, ending balance	218	226
Closing reinsurance contract held assets, ending balance	253	252
Reinsurance contracts held that are liabilities	(35)	(26)
Reinsurance contracts held | Liabilities for incurred claims | PAA | Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	14	16
Opening reinsurance contract held liabilities, beginning balance	0	0
Net opening balance, beginning balance	14	16
Changes in income and OCI
Allocation of reinsurance premium paid	0	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	0	1
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Adjustments to assets for incurred claims	(1)	(7)
Insurance service result	(1)	(6)
Investment components and premium refunds	0	0
Net expenses from reinsurance contracts	(1)	(6)
Net finance (income) expenses from reinsurance contracts	1	4
Effect of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	0	0
Contracts measured under PAA	0	0
Total changes in income and OCI	0	(2)
Cash flows
Premiums paid(1)	0	0
Amounts received	0	0
Total cash flows	0	0
Net closing balance, ending balance	14	14
Closing reinsurance contract held assets, ending balance	14	14
Reinsurance contracts held that are liabilities	$ 0	$ 0